Capitalized software, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Capitalized software, Net [Abstract]
Schedule of Capitalized Software, Net
6. Capitalized software, net
Capitalized software, net is comprised of software licenses; the position and changes for the six month period ended June 30, 2022, and 2021, are as follows:

Capitalized software	Cost	Amortization (i)	Total
At December 31, 2020	$43,193	$(19,750)	$23,443
Additions	117,127	(33,963)	83,164

At March 31, 2021	$160,320	$(53,713)	$106,607

Additions	115,369	(20,100)	95,269

At June 30, 2021	$275,689	$(73,813)	$201,876

At December 31, 2021	827,434	(127,681)	699,753
Legal entity separation-related adjustments (ii)	(827,434)	127,681	(699,753)

At January 1, 2022 and June 30, 2022	$—	$—	$—

(i)	The amortization effect is recorded in “General and administrative” in the unaudited condensed combined consolidated statements of income.
(ii)
As a result of the change in the
carve-out
methodology from management approach to legal entity approach, the capitalized software balance presented on December 31, 2021, is no longer presented in this unaudited condensed combined consolidated financial statement. The costs associated with software licenses used by the UAM Business will be charged by ERJ to Eve as part of the master service and the shared service agreements. Refer to Note 2 for further information on the change in the carve-out
methodology.

Capitalized software, net is comprised of software licenses; the position and changes for the years ended December 31, 2021 and 2020 are as follows:

Capitalized software	Cost	Amortization (i)	Total

At December 31, 2019	$26,699	$(10,694)	$16,005
Additions	16,494	(9,056)	7,438

At December 31, 2020	$43,193	$(19,750)	$23,443

Additions	784,241	(107,931)	676,310

At December 31, 2021	$827,434	$(127,681)	$699,753

(i)	The amortization effect is recorded in “General and administrative” in the combined statements of income.

Schedule of Capitalized Computer Software Future Amortization Expense
For the existing Capitalized software, net balance as of December 31, 2021, Eve expects the amortization to be as follows:

	2022	2023	2024	2025	2026
Amortization	(147,473)	(147,890)	(138,795)	(126,319)	(122,472)